Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 695,245,970	$ 573,711,905
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	260,389,102	164,394,740
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	150,726,894	220,585,729
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	284,129,974	188,731,436
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	389,371,306	371,174,912
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	133,063,016	101,666,302
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	89,574,397	148,397,518
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	166,733,893	121,111,092
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	110,099,852	76,869,205
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	49,211,386	5,579,618
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	60,808,696	71,069,622
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	79,770	219,965
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	78,645,041	21,342,007
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	78,114,700	9,045,950
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	343,314	1,118,102
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	187,027	11,177,955
One hundred and twenty one to three Hundred sixty five days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers		48,102,870
One hundred and twenty one to three Hundred sixty five days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers		48,102,870
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	117,129,771	56,222,911
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	487	487
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 117,129,284	$ 56,222,424